RECAPITALIZATION TRANSACTION WITH TBA:	12 Months Ended
Dec. 31, 2021
RECAPITALIZATION TRANSACTION WITH TBA:
RECAPITALIZATION TRANSACTION WITH TBA:

NOTE 2 – RECAPITALIZATION TRANSACTION WITH TBA:

On June 28, 2021 (the “Closing Date”), we consummated a recapitalization transaction (referred to as the “Recapitalization”) pursuant to a merger agreement, dated March 20, 2021 (the “Merger Agreement”), by and among the Company, TBA, a Cayman Islands exempted company, Showtime Cayman, a wholly-owned subsidiary of the Company (“Merger Sub”), and Showtime Cayman II, a Cayman Islands exempted company and wholly-owned subsidiary of the Company (“Merger Sub II”).

On the Closing Date, the following transactions occurred pursuant to the terms of the Merger Agreement: (i) we adopted our Amended and Restated Articles of Association; (ii) we renamed each issued and outstanding ordinary share (including 25,006,298 of the Company 2019 ordinary shares that were automatically converted into ordinary shares), an ironSource Class A ordinary share, no par value (“Class A ordinary share”), followed immediately by the distribution of one Class B ordinary share of ironSource, no par value per share (“Class B ordinary share”) to the holders of each such issued and outstanding Class A ordinary share (iii) we effected a stock split of each Class A ordinary share and each Class B ordinary share into such number of Class A ordinary shares and Class B ordinary shares, respectively, such that each Class A ordinary share and each Class B ordinary share have a value of $10.00 per share after giving effect to such stock split, resulting in a split ratio of 1:4.99 of each Class A ordinary share and each Class B ordinary share (the “Stock Split”); and (iv) any outstanding stock options and restricted stock units of the Company issued and outstanding were adjusted to give effect to the foregoing transactions and remain outstanding.

Holders of Class A ordinary shares and holders of Class B ordinary shares have substantially identical rights, except for different voting rights, with holders of Class A ordinary shares entitled to one vote per share while holders of Class B ordinary shares are entitled to five votes per share. Class B ordinary shares will be automatically converted into the same number of shares of Class A ordinary share upon sale or transfer (other than excluded permitted transfers to certain parties that are related to or affiliated with the shareholder).

The Recapitalization was affected in two steps: (i) Merger Sub merged with and into TBA (the “First Merger”), with TBA surviving the First Merger as a wholly-owned subsidiary of ironSource (such company, as the surviving entity of the First Merger, the “Surviving Entity”), and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Entity merged with and into Merger Sub II (the “Second Merger,” and together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger as a wholly-owned subsidiary of ironSource (such company, as the surviving entity of the Second Merger, the “Surviving Company”). As a part of the Mergers, the Company issued 109,145,955 Class A Ordinary Shares to the shareholders of TBA.

NOTE 2 – RECAPITALIZATION TRANSACTION WITH TBA (continued):

The Company received aggregate net proceeds of $664 million after deducting underwriting fees and offering costs of $44 million. Offering costs consist of certain legal, accounting and other costs that are directly associated with the Recapitalization. Such costs were recorded in shareholders’ equity as a reduction of proceeds generated as a result of the Recapitalization. Transaction costs of approximately $4.2 million were recorded under general and administrative expenses. Approximately $1.5 million (mainly legal and accounting fees), related to the Company’s uncompleted original initial public offering were recorded under general and administrative expenses.

As a result of the Recapitalization and the other transactions contemplated by the Merger Agreement, Merger Sub II became a wholly owned subsidiary of the Company, with the shareholders of TBA becoming shareholders of the Company.

At the effective time of the Recapitalization (the “Effective Time”), (i) each Class B ordinary share of TBA (“TBA Class B Share”) outstanding immediately prior to the Effective Time automatically converted into one Class A ordinary share of TBA (“TBA Class A Share,” together with the TBA Class B Shares, the “TBA Ordinary Shares”); and (ii) each TBA Class A Share issued and outstanding immediately prior to the Effective Time, including shares issued upon the automatic conversion of TBA Class B Shares described above, converted into one ironSource Class A ordinary share.

In addition, on the Closing Date, the existing shareholders of ironSource effected a secondary sale of 140,000,000 ironSource Class A ordinary shares and ironSource Class B ordinary shares to the PIPE investors, for a total purchase price of $1.4 billion, and including a secondary sale in an amount of approximately $67.5 million to TBA, which was funded from TBA’s trust account. Under our Amended and Restated Articles of Association, each share sold on a secondary basis was a Class A ordinary share upon purchase by a PIPE investor. As a result, as of December 31, 2021, 6,745,955 of Class A ordinary shares are presented as treasury shares in the consolidated financial statements.

The transaction was accounted for as a “recapitalization” and TBA was treated as the “acquired” company for accounting purposes, as TBA does not meet the definition of a business. Accordingly, the Recapitalization was treated as the equivalent of ironSource issuing shares for the net assets of TBA. The net assets of TBA were recorded at historical cost, with no goodwill and no other intangible assets recorded. Reported amounts from operations included herein prior to the Recapitalization are those of ironSource.

The Company believes that the distribution of Class B ordinary shares and the Stock Split should be considered as a part of the Recapitalization of the Company and accounted for on a retroactive basis pursuant to ASC 260. As a result, all ordinary shares, restricted share units, options for ordinary shares, exercise price and income per share amounts have been adjusted, on a retroactive basis, for all periods presented in these consolidated financial statements, to reflect both the distribution of Class B ordinary shares and the Stock Split, together representing a ratio of 9.98 of each share.